Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $)	1 Months Ended
Mar. 03, 2014
Subsequent Event [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	$ 6,239,890
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 6,611,762
BCB Holding Company
Subsequent Event [Line Items]
Business Combination Consideration Arrangements Description	the terms and conditions of the Agreement, which has been approved by the Boards of Directors of The First and BCB, each outstanding share of BCB common stock, other than shares held by The First or BCB, or, shares with respect to which the holders thereof have perfected dissenters rights, will receive (i) for the BCB common stock that was outstanding prior to August 1, 2013,$3.60 per share which may be received in cash or The First common stock provided that at least 30% of the aggregate consideration paid to such shareholders is in FBMS common stock and one non-transferable contingent value right (CVR) of the CVR Consideration, and (ii) for the BCB common stock that was issued on August 1, 2013, $2.25 per share in cash. Each CVR is eligible to receive a cash payment equal to up to $0.40, with the exact amount based on the resolution of certain identified BCB loans over a three-year period following the closing of the transaction.